Employee costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee
Employee costs
Wages and salaries	$ 1,345	$ 1,190	$ 1,034
Social security costs	209	167	148
Defined benefit plan pension costs (Note 19)	46	46	50
Defined benefit past service credit (Note 19)	(10)	(43)
Defined contribution plan pension costs (Note 19)	35	34	16
Total employee cost	$ 1,625	$ 1,394	$ 1,248
Production | employee	20,793	20,823	17,068
Administration | employee	2,698	2,711	1,789
Total number of employee | employee	23,491	23,534	18,857